Related Parties Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Jiangsu Hephaesi Semiconductor Co., Ltd [Member]
Related Party Transaction [Line Items]
Sales of products to a related party	$ 1,050,906	$ 506,649
Accounts receivable-a related party	516,290	447,703
Anhui Zhongke [Member]
Related Party Transaction [Line Items]
Purchases from a related party	389,148	676,889	$ 210,251
Mr. Yujun Xiao [Member]
Related Party Transaction [Line Items]
Due to a related party		246,454
Mr. Yujun Xiao [Member]
Related Party Transaction [Line Items]
Due from a related party	$ 2,292